Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents Excluded from the Calculation of Diluted Net Loss Per Share (Parenthetical) (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities
Warrant issued to purchase common stock	2,117,094	2,117,094	2,117,094	2,117,094	2,118,094
Private Placement
Anti-dilutive securities
Warrant issued to purchase common stock	2,828,125	2,828,125	2,828,125	2,828,125
First Draw of Loan Agreement
Anti-dilutive securities
Warrant issued to purchase common stock		27,548		27,548
Second Draw on Loan Agreement
Anti-dilutive securities
Warrant issued to purchase common stock	17,389	17,389	17,389	17,389
Loan Agreement
Anti-dilutive securities
Warrant issued to purchase common stock	27,548		27,548